MATERIAL ACCOUNTING POLICY INFORMATION (Details)	12 Months Ended
Dec. 31, 2023
Peruvian toll roads
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period of intangible asset	20 years
Buildings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	60 years
Transmission stations, towers and related fixtures | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	50 years
Leasehold improvements | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	50 years
Plant and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	50 years
Network systems | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	65 years
Track | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	40 years
Intermodal containers | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	20 years
Pipelines and gas storage assets | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	80 years